Document And Entity Information	Jul. 29, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2019
Entity Registrant Name	TPG RE Finance Trust, Inc.
Entity Central Index Key	0001630472
Entity Emerging Growth Company	false
Entity File Number	001-38156
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	36-4796967
Entity Address, Address Line One	888 Seventh Avenue
Entity Address, Address Line Two	35th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10106
City Area Code	212
Local Phone Number	601-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.001 per share
Trading Symbol	TRTX
Name of each exchange on which registered	NYSE